Defined Benefit Plan - Summary of Foreign Plan's Status and Recognized Amounts (Detail) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Benefit obligation, beginning of year		$ 14,712	$ 13,386
Service cost	$ 484	578	425
Interest cost	$ 298	167	271
Actuarial (gain)/loss		143	1,847
Employee contributions and transfer		(497)	363
Plan amendment		(107)	383
Benefits paid		(1,579)	(621)
Foreign currency translation		(25)	(1,342)
Benefit obligation, end of year		13,392	14,712
Change in plan assets:
Fair value of assets, beginning of period		11,408	12,059
Actual return on plan assets		310	362
Company contribution		427	454
Employee contributions and transfer		(497)	363
Benefits paid		(1,579)	(621)
Foreign currency translation		(19)	(1,209)
Fair value of assets, end of period		10,897	$ 11,408
Defined Benefit Plan, Assets Transferred to (from) Plan		$ 350